Share Capital - Option transaction (Details)	12 Months Ended
	Jun. 30, 2023 EquityInstruments $ / shares	Jun. 30, 2022 EquityInstruments $ / shares
Number of options
Balance at beginning of period (in shares) | EquityInstruments	10,170,000	13,750,784
Options exercised (in shares) | EquityInstruments	(5,950,000)	(4,410,784)
Options granted (in share) | EquityInstruments	3,950,000	1,170,000
Options expired (in shares) | EquityInstruments		(340,000)
Balance at end of period (in shares) | EquityInstruments	8,170,000	10,170,000
Weighted average exercise price
Balance at beginning of period (in CAD per share) | $ / shares	$ 2.11	$ 1.29
Options exercised (in CAD per share) | $ / shares	0.91	1.00
Options granted (in CAD per share) | $ / shares	5.09	7.35
Options expired (in CAD per share) | $ / shares		0.96
Balance at end of period (in CAD per share) | $ / shares	$ 4.43	$ 2.11